.	Summary Prospectus July 1, 2022

Allspring Specialized Technology Fund

Class/Ticker: Administrator - WFTDX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated July 1, 2022, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Specialized Technology Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.26%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.26%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through July 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.28% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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After:
1 Year	$128
3 Years	$400
5 Years	$692
10 Years	$1,523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of technology companies;

■	up to 50% of the Fund’s total assets in equity securities of foreign issuers, including up to 15% of the Fund’s total assets in equity securities of emerging markets issuers, directly or through ADRs and similar investments;

■	up to 25% of the Fund’s total assets in any one foreign country, although investments in Japan may exceed this limitation; and

■	we may invest up to 15% of the Fund’s total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

We invest principally in equity securities of global technology companies across all market capitalizations including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund’s investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company’s fundamentals change.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more

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vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Non-Diversification Risk. A Fund that is considered “non-diversified” under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a “diversified” fund. Default by the issuer of an individual security in such a Fund’s portfolio may have a greater negative effect on the Fund’s return or net asset value than it would on the return or net asset value of a “diversified” fund.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
.	Highest Quarter: June 30, 2020	35.59%
	Lowest Quarter: December 31, 2018	-18.48%
	Year-to-date total return as of March 31, 2022 is -12.72%

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Average Annual Total Returns for the periods ended 12/31/2021
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	13.42%	30.39%	22.41%
Administrator Class (after taxes on distributions)	7/30/2010	6.15%	25.46%	18.96%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	10.72%	23.63%	17.89%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses, or taxes)		26.40%	29.99%	23.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		28.71%	18.47%	16.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allianz Global Investors U.S. LLC	Huachen Chen, CFA[1], Portfolio Manager/2004 Walter C. Price, Jr., CFA[1], Portfolio Manager/2000 Michael A. Seidenberg, Portfolio Manager/2018
1.	The portfolio manager expects to retire from the sub-adviser effective on December 31, 2022. After that date, references to the portfolio manager are hereby removed.

Purchase and Sale of Fund Shares

Administrator shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

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Link to Prospectus	Link to SAI

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.	©2022 Allspring Global Investments Holdings, LLC. All rights reserved. 0723757/P3757

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SUPPLEMENT TO THE ADMINISTRATOR CLASS PROSPECTUS AND
SUMMARY PROSPECTUS
OF
ALLSPRING SPECIALTY FUNDS
For the Allspring Specialized Technology Fund (the “Fund”)

At a meeting held June 29, 2022, the Board of Trustees of Allspring Funds Trust unanimously approved: (1) replacing Allianz Global Investors U.S., LLC (“AllianzGI”) with Allspring Global Investments, LLC (“Allspring Investments”) as the sub-adviser for the Fund; (2) reducing the Fund’s management fees and sub-advisory fees; (3) changing the Fund’s name to the Allspring Discovery Innovation Fund; (4) removing the Fund’s non-fundamental policy to invest at least 80% of its net assets in the equity securities of technology companies; and (5) revising the Fund’s principal investment strategies. The Fund’s net operating expense ratio caps were also reduced in connection with such approvals. Certain of these changes are scheduled to go effective on or about July 15, 2022, and the remainder on or about September 6, 2022. In connection with these changes, the Prospectus is amended as follows:

I. Principal Investment Strategy Changes. Effective September 6, 2022 (except as noted below), the Fund’s principal investment strategy will be replaced with the following:

Under normal circumstances, we invest:

• at least 80% of the Fund’s net assets in equity securities; and
• up to 25% of the Fund’s total assets in equity securities of foreign issuers, including up to 15% of the Fund’s total assets in equity securities of emerging markets issuers, directly or through ADRs and similar investments.

Under normal circumstances, we invest primarily in equity securities of companies of any market capitalization that we believe offer the potential for capital growth and are relevant to the Fund’s investment theme of innovation. We believe that companies relevant to this theme are those that derive a portion of their revenue from technology products or services, which we believe offers companies attractive opportunities for future growth through technological innovation. In selecting from this universe, we seek to identify companies that have, among other characteristics, the ability to develop or benefit from new products, services, or technological advancements that disrupt, or are expected to disrupt, existing markets or processes. We believe such companies can foster technological advancements to maximize efficiencies, establish pricing advantages, gain market share from competitors, and benefit from changes in demographic, lifestyle, or environmental trends. We believe innovation found in companies on the “right side of change” is often mispriced in today’s public equity markets and is a frequent signal or anomaly that we seek to exploit through our investment process. These companies will generally be part of the following industries or sectors: computer, software, communications equipment and services, internet retail, semi-conductor, health care, pharmaceuticals, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services, transaction and payment processing services, information technology or communication services.

We may also invest in equity securities of foreign issuers, including emerging market issuers, through ADRs and similar investments. In order to capture opportunities from the broadening impact of innovation, we do not limit the fund’s exposure to any single industry or sector. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. The Fund will invest at least 25% of the Fund’s assets in the technology sector.

(Effective July 15, 2022 the following portion of the strategy will become effective.) We seek to identify companies that have the prospect for strong sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to how management teams allocate capital in order to drive future cash flow. In addition to meeting with management, we take a surround-the-company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading.

II. Principal Investment Risks Changes. Effective September 6, 2022 the section entitled “Fund Summary – Principal Investment Risks” will be amended to remove the following: Convertible Securities Risk and Geographic Emphasis Risk.

III. Fee and Expense Changes Effective July 15, 2022, in the section entitled “Fund Summary - Fees and Expenses” the Annual Fund Operating Expenses and the Expenses Example tables are updated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.79%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.15%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through July 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$117
3 Years	$371
5 Years	$650
10 Years	$1,445

IV. Fee and Expense Changes Effective July 15, 2022, in the section entitled “Fund Summary - Performance” the Annual Average Annual Total Return table is updated as follows:

Average Annual Total Returns for the periods ended 12/31/2021
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	13.42%	30.39%	22.41%
Administrator Class (after taxes on distributions)	7/30/2010	6.15%	25.46%	18.96%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	10.72%	23.63%	17.89%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)[1]		25.85%	24.56%	19.39%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses, or taxes)		26.40%	29.99%	23.54%
1.	The Fund has changed its primary benchmark from the S&P North American Technology Sector Index to the Russell 3000® Growth Index to more accurately reflect the revised strategy of the Fund. The S&P North American Technology Sector Index will remain as a secondary benchmark for the Fund.

V. Fund Management Changes Effective July 15, 2022, Allspring Investments will become the sub-adviser to the Fund and all references to AllianzGI, Huachen Chen, CFA, Walter C. Price Jr., CFA, and Michael A Seidenberg are removed. Accordingly, the table in the section entitled “Fund Summary – Fund Management” is deleted and replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Michael T. Smith, Portfolio Manager/2022 Christopher J. Warner, CFA, Portfolio Manager/2022

In addition, in the section of the Fund’s prospectus entitled “The Manager and Portfolio Managers” the following new section is added immediately after the disclosure of management fees paid by the Fund:

Allspring Global Investments, LLC (“Allspring Investments”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Allspring Investments, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Michael T. Smith, CFA Specialized Technology Fund	Mr. Smith joined Allspring Investments or one of its predecessor firms in 2000, where he currently serves as a Managing Director and Lead Portfolio Manager of the Discovery Growth Equity team.
Christopher J. Warner, CFA Specialized Technology Fund	Mr. Warner joined Allspring Investments or one its predecessor firms in 2007, where he currently serves as a Portfolio Manager for the Discovery Growth Equity team.

VI. Name Change. Effective September 6, 2022, the Fund’s name is changed to the “Allspring Discovery Innovation Fund” and all references to the Fund’s prior name are replaced with references to the Fund’s new name.

June 30, 2022	SFAM062/P403SP

SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION OF
ALLSPRING SPECIALTY FUNDS
Allspring Specialized Technology Fund
(the “Fund”)

Today, the U.S. Department of Justice announced that Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) -which currently serves as the Fund’s sub-adviser- agreed to plead guilty to criminal securities fraud in connection with investment management of an AllianzGI U.S. proprietary investment product. As a consequence of the guilty plea, AllianzGI U.S. will be immediately disqualified from providing advisory services to U.S. registered investment funds for the next ten years, including the Fund. The Securities and Exchange Commission announced that it will allow a brief transition period during which AllianzGI U.S. can continue to provide sub-advisory services to U.S. registered investment funds like the Fund for up to ten weeks. Allspring Funds Management is reviewing the situation and will make a recommendation to the Fund’s Board of Trustees in the near future regarding sub-advisory services to the Fund.

May 17, 2022	SFR052/P401SP

.	Summary Prospectus July 1, 2022

Allspring Specialized Technology Fund

Class/Ticker: Institutional - WFTIX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated July 1, 2022, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Specialized Technology Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.01%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[1]	1.01%
1.	The Manager has contractually committed through July 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.03% for Institutional class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1

After:
1 Year	$103
3 Years	$322
5 Years	$558
10 Years	$1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of technology companies;

■	up to 50% of the Fund’s total assets in equity securities of foreign issuers, including up to 15% of the Fund’s total assets in equity securities of emerging markets issuers, directly or through ADRs and similar investments;

■	up to 25% of the Fund’s total assets in any one foreign country, although investments in Japan may exceed this limitation; and

■	we may invest up to 15% of the Fund’s total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

We invest principally in equity securities of global technology companies across all market capitalizations including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund’s investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company’s fundamentals change.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

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Non-Diversification Risk. A Fund that is considered “non-diversified” under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a “diversified” fund. Default by the issuer of an individual security in such a Fund’s portfolio may have a greater negative effect on the Fund’s return or net asset value than it would on the return or net asset value of a “diversified” fund.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year[1]
.	Highest Quarter: June 30, 2020	35.65%
	Lowest Quarter: December 31, 2018	-18.35%
	Year-to-date total return as of March 31, 2022 is -12.69%

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Average Annual Total Returns for the periods ended 12/31/2021[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	10/31/2016	13.70%	30.71%	22.56%
Institutional Class (after taxes on distributions)	10/31/2016	6.52%	25.81%	19.13%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	10/31/2016	10.85%	23.91%	18.03%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses, or taxes)		26.40%	29.99%	23.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		28.71%	18.47%	16.55%
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allianz Global Investors U.S. LLC	Huachen Chen, CFA[1], Portfolio Manager/2004 Walter C. Price, Jr., CFA[1], Portfolio Manager/2000 Michael A. Seidenberg, Portfolio Manager/2018
1.	The portfolio manager expects to retire from the sub-adviser effective on December 31, 2022. After that date, references to the portfolio manager are hereby removed.

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

4

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

5

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.	©2022 Allspring Global Investments Holdings, LLC. All rights reserved. 0724715/P4715

6

SUPPLEMENT TO THE INSTUTIONAL CLASS PROSPECTUS AND
SUMMARY PROSPECTUS
OF
ALLSPRING SPECIALTY FUNDS
For the Allspring Specialized Technology Fund (the “Fund”)

At a meeting held June 29, 2022, the Board of Trustees of Allspring Funds Trust unanimously approved: (1) replacing Allianz Global Investors U.S., LLC (“AllianzGI”) with Allspring Global Investments, LLC (“Allspring Investments”) as the sub-adviser for the Fund; (2) reducing the Fund’s management fees and sub-advisory fees; (3) changing the Fund’s name to the Allspring Discovery Innovation Fund; (4) removing the Fund’s non-fundamental policy to invest at least 80% of its net assets in the equity securities of technology companies; and (5) revising the Fund’s principal investment strategies. The Fund’s net operating expense ratio caps were also reduced in connection with such approvals. Certain of these changes are scheduled to go effective on or about July 15, 2022, and the remainder on or about September 6, 2022. In connection with these changes, the Prospectus is amended as follows:

I. Principal Investment Strategy Changes. Effective September 6, 2022 (except as noted below), the Fund’s principal investment strategy will be replaced with the following:

Under normal circumstances, we invest:

• at least 80% of the Fund’s net assets in equity securities; and
• up to 25% of the Fund’s total assets in equity securities of foreign issuers, including up to 15% of the Fund’s total assets in equity securities of emerging markets issuers, directly or through ADRs and similar investments.

Under normal circumstances, we invest primarily in equity securities of companies of any market capitalization that we believe offer the potential for capital growth and are relevant to the Fund’s investment theme of innovation. We believe that companies relevant to this theme are those that derive a portion of their revenue from technology products or services, which we believe offers companies attractive opportunities for future growth through technological innovation. In selecting from this universe, we seek to identify companies that have, among other characteristics, the ability to develop or benefit from new products, services, or technological advancements that disrupt, or are expected to disrupt, existing markets or processes. We believe such companies can foster technological advancements to maximize efficiencies, establish pricing advantages, gain market share from competitors, and benefit from changes in demographic, lifestyle, or environmental trends. We believe innovation found in companies on the “right side of change” is often mispriced in today’s public equity markets and is a frequent signal or anomaly that we seek to exploit through our investment process. These companies will generally be part of the following industries or sectors: computer, software, communications equipment and services, internet retail, semi-conductor, health care, pharmaceuticals, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services, transaction and payment processing services, information technology or communication services.

We may also invest in equity securities of foreign issuers, including emerging market issuers, through ADRs and similar investments. In order to capture opportunities from the broadening impact of innovation, we do not limit the fund’s exposure to any single industry or sector. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. The Fund will invest at least 25% of the Fund’s assets in the technology sector.

(Effective July 15, 2022 the following portion of the strategy will become effective.) We seek to identify companies that have the prospect for strong sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to how management teams allocate capital in order to drive future cash flow. In addition to meeting with management, we take a surround-the-company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading.

II. Principal Investment Risks Changes. Effective September 6, 2022 the section entitled “Fund Summary – Principal Investment Risks” will be amended to remove the following: Convertible Securities Risk and Geographic Emphasis Risk.

III. Fee and Expense Changes Effective July 15, 2022, in the section entitled “Fund Summary - Fees and Expenses” the Annual Fund Operating Expenses and the Expenses Example tables are updated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.79%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.90%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through July 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.90% for Institutional class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$92
3 Years	$292
5 Years	$515
10 Years	$1,157

IV. Fee and Expense Changes Effective July 15, 2022, in the section entitled “Fund Summary - Performance” the Annual Average Annual Total Return table is updated as follows:

Average Annual Total Returns for the periods ended 12/31/2021[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	10/31/2016	13.70%	30.71%	22.56%
Institutional Class (after taxes on distributions)	10/31/2016	6.52%	25.81%	19.13%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	10/31/2016	10.85%	23.91%	18.03%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)[2]		25.85%	24.56%	19.39%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses, or taxes)		26.40%	29.99%	23.54%
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
2.	The Fund has changed its primary benchmark from the S&P North American Technology Sector Index to the Russell 3000® Growth Index to more accurately reflect the revised strategy of the Fund. The S&P North American Technology Sector Index will remain as a secondary benchmark for the Fund.

V. Fund Management Changes Effective July 15, 2022, Allspring Investments will become the sub-adviser to the Fund and all references to AllianzGI, Huachen Chen, CFA, Walter C. Price Jr., CFA, and Michael A Seidenberg are removed.

Accordingly, the table in the section entitled “Fund Summary – Fund Management” is deleted and replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Michael T. Smith, Portfolio Manager/2022 Christopher J. Warner, CFA, Portfolio Manager/2022

In addition, in the section of the Fund’s prospectus entitled “The Manager and Portfolio Managers” the following new section is added immediately after the disclosure of management fees paid by the Fund:

Allspring Global Investments, LLC (“Allspring Investments”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Allspring Investments, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Michael T. Smith, CFA Specialized Technology Fund	Mr. Smith joined Allspring Investments or one of its predecessor firms in 2000, where he currently serves as a Managing Director and Lead Portfolio Manager of the Discovery Growth Equity team.
Christopher J. Warner, CFA Specialized Technology Fund	Mr. Warner joined Allspring Investments or one its predecessor firms in 2007, where he currently serves as a Portfolio Manager for the Discovery Growth Equity team.

VI. Name Change. Effective September 6, 2022, the Fund’s name is changed to the “Allspring Discovery Innovation Fund” and all references to the Fund’s prior name are replaced with references to the Fund’s new name.

June 30, 2022	SFIT062/P404S2

SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION OF
ALLSPRING SPECIALTY FUNDS
Allspring Specialized Technology Fund
(the “Fund”)

Today, the U.S. Department of Justice announced that Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) -which currently serves as the Fund’s sub-adviser- agreed to plead guilty to criminal securities fraud in connection with investment management of an AllianzGI U.S. proprietary investment product. As a consequence of the guilty plea, AllianzGI U.S. will be immediately disqualified from providing advisory services to U.S. registered investment funds for the next ten years, including the Fund. The Securities and Exchange Commission announced that it will allow a brief transition period during which AllianzGI U.S. can continue to provide sub-advisory services to U.S. registered investment funds like the Fund for up to ten weeks. Allspring Funds Management is reviewing the situation and will make a recommendation to the Fund’s Board of Trustees in the near future regarding sub-advisory services to the Fund.

May 17, 2022	SFR052/P401SP

.	Summary Prospectus July 1, 2022

Allspring Specialized Technology Fund

Class/Ticker: Class A: WFSTX - Class C: WFTCX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated July 1, 2022, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Specialized Technology Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 12 and 13 of the Prospectus and “Additional Purchase and Redemption Information” on page 81 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 26 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses	1.34%	2.09%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.34%	2.09%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through July 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class A and 2.10% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$704	$312	$212
3 Years	$975	$655	$655
5 Years	$1,267	$1,124	$1,124
10 Years	$2,095	$2,421	$2,421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of technology companies;

■	up to 50% of the Fund’s total assets in equity securities of foreign issuers, including up to 15% of the Fund’s total assets in equity securities of emerging markets issuers, directly or through ADRs and similar investments;

■	up to 25% of the Fund’s total assets in any one foreign country, although investments in Japan may exceed this limitation; and

■	we may invest up to 15% of the Fund’s total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

We invest principally in equity securities of global technology companies across all market capitalizations including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund’s investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company’s fundamentals change.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

Non-Diversification Risk. A Fund that is considered “non-diversified” under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a “diversified” fund. Default by the issuer of an individual security in such a Fund’s portfolio may have a greater negative effect on the Fund’s return or net asset value than it would on the return or net asset value of a “diversified” fund.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: June 30, 2020	35.51%
	Lowest Quarter: December 31, 2018	-18.42%
	Year-to-date total return as of March 31, 2022 is -12.75%

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	9/18/2000	6.83%	28.75%	21.53%
Class A (after taxes on distributions)	9/18/2000	-0.23%	23.76%	18.03%
Class A (after taxes on distributions and the sale of Fund Shares)	9/18/2000	6.74%	22.17%	17.05%
Class C (before taxes)	9/18/2000	11.54%	29.34%	21.36%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses, or taxes)		26.40%	29.99%	23.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		28.71%	18.47%	16.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allianz Global Investors U.S. LLC	Huachen Chen, CFA[1], Portfolio Manager/2004 Walter C. Price, Jr., CFA[1], Portfolio Manager/2000 Michael A. Seidenberg, Portfolio Manager/2018
1.	The portfolio manager expects to retire from the sub-adviser effective on December 31, 2022. After that date, references to the portfolio manager are hereby removed.

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum
Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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.	©2022 Allspring Global Investments Holdings, LLC. All rights reserved. 0721600/P1600

SUPPLEMENT TO THE CLASS A AND CLASS C PROSPECTUS AND
SUMMARY PROSPECTUS
OF
ALLSPRING SPECIALTY FUNDS
For the Allspring Specialized Technology Fund (the “Fund”)

At a meeting held June 29, 2022, the Board of Trustees of Allspring Funds Trust unanimously approved: (1) replacing Allianz Global Investors U.S., LLC (“AllianzGI”) with Allspring Global Investments, LLC (“Allspring Investments”) as the sub-adviser for the Fund; (2) reducing the Fund’s management fees and sub-advisory fees; (3) changing the Fund’s name to the Allspring Discovery Innovation Fund; (4) removing the Fund’s non-fundamental policy to invest at least 80% of its net assets in the equity securities of technology companies; and (5) revising the Fund’s principal investment strategies. The Fund’s net operating expense ratio caps were also reduced in connection with such approvals. Certain of these changes are scheduled to go effective on or about July 15, 2022, and the remainder on or about September 6, 2022. In connection with these changes, the Prospectus is amended as follows:

I. Principal Investment Strategy Changes. Effective September 6, 2022 (except as noted below), the Fund’s principal investment strategy will be replaced with the following:

Under normal circumstances, we invest:

• at least 80% of the Fund’s net assets in equity securities; and
• up to 25% of the Fund’s total assets in equity securities of foreign issuers, including up to 15% of the Fund’s total assets in equity securities of emerging markets issuers, directly or through ADRs and similar investments.

Under normal circumstances, we invest primarily in equity securities of companies of any market capitalization that we believe offer the potential for capital growth and are relevant to the Fund’s investment theme of innovation. We believe that companies relevant to this theme are those that derive a portion of their revenue from technology products or services, which we believe offers companies attractive opportunities for future growth through technological innovation. In selecting from this universe, we seek to identify companies that have, among other characteristics, the ability to develop or benefit from new products, services, or technological advancements that disrupt, or are expected to disrupt, existing markets or processes. We believe such companies can foster technological advancements to maximize efficiencies, establish pricing advantages, gain market share from competitors, and benefit from changes in demographic, lifestyle, or environmental trends. We believe innovation found in companies on the “right side of change” is often mispriced in today’s public equity markets and is a frequent signal or anomaly that we seek to exploit through our investment process. These companies will generally be part of the following industries or sectors: computer, software, communications equipment and services, internet retail, semi-conductor, health care, pharmaceuticals, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services, transaction and payment processing services, information technology or communication services.

We may also invest in equity securities of foreign issuers, including emerging market issuers, through ADRs and similar investments. In order to capture opportunities from the broadening impact of innovation, we do not limit the fund’s exposure to any single industry or sector. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. The Fund will invest at least 25% of the Fund’s assets in the technology sector.

(Effective July 15, 2022 the following portion of the strategy will become effective.) We seek to identify companies that have the prospect for strong sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to how management teams allocate capital in order to drive future cash flow. In addition to meeting with management, we take a surround-the-company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading.

II. Principal Investment Risks Changes. Effective September 6, 2022 the section entitled “Fund Summary – Principal Investment Risks” will be amended to remove the following: Convertible Securities Risk and Geographic Emphasis Risk.

III. Fee and Expense Changes Effective July 15, 2022, in the section entitled “Fund Summary - Fees and Expenses” the Annual Fund Operating Expenses and the Expenses Example tables are updated as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.79%	0.79%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses	1.28%	2.03%
Fee Waivers	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.23%	1.98%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through July 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.23% for Class A and 1.98% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$693	$301	$201
3 Years	$948	$627	$627
5 Years	$1,228	$1,084	$1,084
10 Years	$2,023	$2,350	$2,350

IV. Fee and Expense Changes Effective July 15, 2022, in the section entitled “Fund Summary - Performance” the Annual Average Annual Total Return table is updated as follows:

Average Annual Total Returns for the periods ended 12/31/2021 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	9/18/2000	6.83%	28.75%	21.53%
Class A (after taxes on distributions)	9/18/2000	-0.23%	23.76%	18.03%
Class A (after taxes on distributions and the sale of Fund Shares)	9/18/2000	6.74%	22.17%	17.05%
Class C (before taxes)	9/18/2000	11.54%	29.34%	21.36%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)[1]		25.85%	24.56%	19.39%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses, or taxes)		26.40%	29.99%	23.54%
1.	The Fund has changed its primary benchmark from the S&P North American Technology Sector Index to the Russell 3000® Growth Index to more accurately reflect the revised strategy of the Fund. The S&P North American Technology Sector Index will remain as a secondary benchmark for the Fund.

V. Fund Management Changes Effective July 15, 2022, Allspring Investments will become the sub-adviser to the Fund and all references to AllianzGI, Huachen Chen, CFA, Walter C. Price Jr., CFA, and Michael A Seidenberg are removed. Accordingly, the table in the section entitled “Fund Summary – Fund Management” is deleted and replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Michael T. Smith, Portfolio Manager/2022 Christopher J. Warner, CFA, Portfolio Manager/2022

In addition, in the section of the Fund’s prospectus entitled “The Manager and Portfolio Managers” the following new section is added immediately after the disclosure of management fees paid by the Fund:

Allspring Global Investments, LLC (“Allspring Investments”) is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Allspring Investments, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds.

Michael T. Smith, CFA Specialized Technology Fund	Mr. Smith joined Allspring Investments or one of its predecessor firms in 2000, where he currently serves as a Managing Director and Lead Portfolio Manager of the Discovery Growth Equity team.
Christopher J. Warner, CFA Specialized Technology Fund	Mr. Warner joined Allspring Investments or one its predecessor firms in 2007, where he currently serves as a Portfolio Manager for the Discovery Growth Equity team.

VI. Name Change. Effective September 6, 2022, the Fund’s name is changed to the “Allspring Discovery Innovation Fund” and all references to the Fund’s prior name are replaced with references to the Fund’s new name.

June 30, 2022	SFR062/P401S2

SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION OF
ALLSPRING SPECIALTY FUNDS
Allspring Specialized Technology Fund
(the “Fund”)

Today, the U.S. Department of Justice announced that Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) -which currently serves as the Fund’s sub-adviser- agreed to plead guilty to criminal securities fraud in connection with investment management of an AllianzGI U.S. proprietary investment product. As a consequence of the guilty plea, AllianzGI U.S. will be immediately disqualified from providing advisory services to U.S. registered investment funds for the next ten years, including the Fund. The Securities and Exchange Commission announced that it will allow a brief transition period during which AllianzGI U.S. can continue to provide sub-advisory services to U.S. registered investment funds like the Fund for up to ten weeks. Allspring Funds Management is reviewing the situation and will make a recommendation to the Fund’s Board of Trustees in the near future regarding sub-advisory services to the Fund.

May 17, 2022	SFR052/P401SP